Consolidated Statements of Net Loss and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Statement of comprehensive income [abstract]
Other Comprehensive Income Net Of Tax Research and Development Cost	$ 539	$ 316	$ 277